FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Transamerica Life Insurance Co Separate Account VUL-2

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-2 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-2 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Emerging Markets Equity Class I Shares
Invesco V.I. High Yield Series I Shares	MS VIF Global Strategist Class I Shares
Janus Henderson - Balanced Institutional Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Global Research Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-2 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-2 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-2 since 2014.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class A Shares	61,772.609	$1,563,998	$1,791,406	$(3)	$1,791,403	38,483	$46.550509	$46.550509
AB Large Cap Growth Class A Shares	23,339.961	1,233,310	1,374,724	(2)	1,374,722	38,265	35.926669	35.926669
Alger Growth & Income Class I-2 Shares	37,536.961	623,593	867,479	1	867,480	22,210	39.057573	39.057573
BNY Mellon VIF Appreciation Initial Shares	30,089.310	1,154,953	960,752	(1)	960,751	25,229	38.080507	38.080507
BNY Mellon VIF Opportunistic Small Cap Initial Shares	18,456.608	754,148	727,006	10	727,016	20,853	34.864611	34.864611
Invesco V.I. High Yield Series I Shares	26,840.419	144,774	120,782	1	120,783	5,727	21.090544	21.090544
Janus Henderson - Balanced Institutional Shares	48,155.002	1,499,285	1,928,608	-	1,928,608	44,963	42.893563	42.893563
Janus Henderson - Global Research Institutional Shares	17,691.878	706,346	884,948	10	884,958	35,430	24.977341	24.977341
MFS® Growth Initial Class	6,823.267	359,037	327,653	-	327,653	7,942	41.255421	41.255421
MFS® Investors Trust Initial Class	19,084.195	508,237	615,847	(13)	615,834	17,886	34.431991	34.431991
MFS® Research Initial Class	13,421.530	363,755	372,313	-	372,313	9,856	37.773635	37.773635
MS VIF Core Plus Fixed Income Class I Shares	48,567.982	496,270	410,399	(4)	410,395	20,929	19.608881	19.608881
MS VIF Emerging Markets Equity Class I Shares	15,700.688	221,611	187,152	-	187,152	6,745	27.745057	27.745057
MS VIF Global Strategist Class I Shares	31,890.125	298,041	243,641	-	243,641	12,776	19.070044	19.070044
TA BlackRock Government Money Market Initial Class	1,247,825.300	1,247,825	1,247,825	1	1,247,826	1,049,105	1.189419	1.189419
TA WMC US Growth Initial Class	104,653.615	3,088,296	2,714,715	(3)	2,714,712	66,700	40.700464	40.700464

See accompanying notes.	3

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2020:	$1,609,324	$1,911,387	$1,052,056	$971,400

Investment Income:
Reinvested Dividends	14,990	-	11,875	4,781
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,823	14,338	7,881	8,219

Net Investment Income (Loss)	1,167	(14,338)	3,994	(3,438)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	126,805	70,075	100,946
Realized Gain (Loss) on Investments	71,599	335,590	191,342	23,336

Net Realized Capital Gains (Losses) on Investments	71,599	462,395	261,417	124,282
Net Change in Unrealized Appreciation (Depreciation)	359,226	11,943	14,066	131,621

Net Gain (Loss) on Investment	430,825	474,338	275,483	255,903

Net Increase (Decrease) in Net Assets Resulting from Operations	431,992	460,000	279,477	252,465

Increase (Decrease) in Net Assets from Contract Transactions	(93,127)	(432,326)	(288,606)	(30,672)

Total Increase (Decrease) in Net Assets	338,865	27,674	(9,129)	221,793

Net Assets as of December 31, 2021:	$1,948,189	$1,939,061	$1,042,927	$1,193,193

Investment Income:
Reinvested Dividends	25,266	-	12,954	6,702
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,561	11,362	6,844	7,477

Net Investment Income (Loss)	11,705	(11,362)	6,110	(775)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	287,571	179,853	57,761	292,441
Realized Gain (Loss) on Investments	44,672	16,960	14,703	3,942

Net Realized Capital Gains (Losses) on Investments	332,243	196,813	72,464	296,383
Net Change in Unrealized Appreciation (Depreciation)	(440,762)	(748,459)	(240,929)	(518,192)

Net Gain (Loss) on Investment	(108,519)	(551,646)	(168,465)	(221,809)

Net Increase (Decrease) in Net Assets Resulting from Operations	(96,814)	(563,008)	(162,355)	(222,584)

Increase (Decrease) in Net Assets from Contract Transactions	(59,972)	(1,331)	(13,092)	(9,858)

Total Increase (Decrease) in Net Assets	(156,786)	(564,339)	(175,447)	(232,442)

Net Assets as of December 31, 2022:	$1,791,403	$1,374,722	$867,480	$960,751

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2020:	$802,478	$139,888	$2,293,178	$1,128,915

Investment Income:
Reinvested Dividends	933	6,429	21,814	5,688
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,543	1,038	18,356	8,568

Net Investment Income (Loss)	(5,610)	5,391	3,458	(2,880)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	19,250	52,103
Realized Gain (Loss) on Investments	38,939	400	97,374	131,213

Net Realized Capital Gains (Losses) on Investments	38,939	400	116,624	183,316
Net Change in Unrealized Appreciation (Depreciation)	92,031	(910)	250,083	(1,795)

Net Gain (Loss) on Investment	130,970	(510)	366,707	181,521

Net Increase (Decrease) in Net Assets Resulting from Operations	125,360	4,881	370,165	178,641

Increase (Decrease) in Net Assets from Contract Transactions	(50,247)	(8,550)	(180,488)	(198,012)

Total Increase (Decrease) in Net Assets	75,113	(3,669)	189,677	(19,371)

Net Assets as of December 31, 2021:	$877,591	$136,219	$2,482,855	$1,109,544

Investment Income:
Reinvested Dividends	-	5,819	25,807	9,829
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,793	937	15,735	7,001

Net Investment Income (Loss)	(5,793)	4,882	10,072	2,828

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	158,225	-	65,340	103,298
Realized Gain (Loss) on Investments	8,535	(298)	57,556	9,113

Net Realized Capital Gains (Losses) on Investments	166,760	(298)	122,896	112,411
Net Change in Unrealized Appreciation (Depreciation)	(312,767)	(18,526)	(547,820)	(337,100)

Net Gain (Loss) on Investment	(146,007)	(18,824)	(424,924)	(224,689)

Net Increase (Decrease) in Net Assets Resulting from Operations	(151,800)	(13,942)	(414,852)	(221,861)

Increase (Decrease) in Net Assets from Contract Transactions	1,225	(1,494)	(139,395)	(2,725)

Total Increase (Decrease) in Net Assets	(150,575)	(15,436)	(554,247)	(224,586)

Net Assets as of December 31, 2022:	$727,016	$120,783	$1,928,608	$884,958

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount

Net Assets as of December 31, 2020:	$593,564	$610,710	$375,861	$538,124

Investment Income:
Reinvested Dividends	-	4,356	2,299	20,130
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,649	5,237	3,178	3,921

Net Investment Income (Loss)	(3,649)	(881)	(879)	16,209

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,562	21,900	24,086	33,364
Realized Gain (Loss) on Investments	131,207	6,752	5,337	5,409

Net Realized Capital Gains (Losses) on Investments	190,769	28,652	29,423	38,773
Net Change in Unrealized Appreciation (Depreciation)	(98,184)	129,433	60,733	(60,842)

Net Gain (Loss) on Investment	92,585	158,085	90,156	(22,069)

Net Increase (Decrease) in Net Assets Resulting from Operations	88,936	157,204	89,277	(5,860)

Increase (Decrease) in Net Assets from Contract Transactions	(209,669)	(8,363)	(4,573)	(27,567)

Total Increase (Decrease) in Net Assets	(120,733)	148,841	84,704	(33,427)

Net Assets as of December 31, 2021:	$472,831	$759,551	$460,565	$504,697

Investment Income:
Reinvested Dividends	-	4,379	1,923	17,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,756	4,897	2,960	3,373

Net Investment Income (Loss)	(2,756)	(518)	(1,037)	14,324

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,381	83,937	50,190	7,902
Realized Gain (Loss) on Investments	2,590	8,679	4,386	(2,493)

Net Realized Capital Gains (Losses) on Investments	44,971	92,616	54,576	5,409
Net Change in Unrealized Appreciation (Depreciation)	(195,021)	(221,486)	(135,463)	(94,740)

Net Gain (Loss) on Investment	(150,050)	(128,870)	(80,887)	(89,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	(152,806)	(129,388)	(81,924)	(75,007)

Increase (Decrease) in Net Assets from Contract Transactions	7,628	(14,329)	(6,328)	(19,295)

Total Increase (Decrease) in Net Assets	(145,178)	(143,717)	(88,252)	(94,302)

Net Assets as of December 31, 2022:	$327,653	$615,834	$372,313	$410,395

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Emerging Markets Equity Class I Shares Subaccount	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$257,824	$273,119	$402,531	$4,001,291

Investment Income:
Reinvested Dividends	2,183	5,221	47	3,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,978	2,176	8,024	31,240

Net Investment Income (Loss)	205	3,045	(7,977)	(28,010)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,531	-	597,054
Realized Gain (Loss) on Investments	4,175	2,457	-	218,499

Net Realized Capital Gains (Losses) on Investments	4,175	11,988	-	815,553
Net Change in Unrealized Appreciation (Depreciation)	1,869	5,615	-	(44,304)

Net Gain (Loss) on Investment	6,044	17,603	-	771,249

Net Increase (Decrease) in Net Assets Resulting from Operations	6,249	20,648	(7,977)	743,239

Increase (Decrease) in Net Assets from Contract Transactions	(11,515)	2,606	885,158	(447,453)

Total Increase (Decrease) in Net Assets	(5,266)	23,254	877,181	295,786

Net Assets as of December 31, 2021:	$252,558	$296,373	$1,279,712	$4,297,077

Investment Income:
Reinvested Dividends	853	-	17,409	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,499	1,919	9,442	25,037

Net Investment Income (Loss)	(646)	(1,919)	7,967	(25,037)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,598	44,017	-	562,223
Realized Gain (Loss) on Investments	307	666	-	45,125

Net Realized Capital Gains (Losses) on Investments	20,905	44,683	-	607,348
Net Change in Unrealized Appreciation (Depreciation)	(84,847)	(94,349)	-	(1,948,632)

Net Gain (Loss) on Investment	(63,942)	(49,666)	-	(1,341,284)

Net Increase (Decrease) in Net Assets Resulting from Operations	(64,588)	(51,585)	7,967	(1,366,321)

Increase (Decrease) in Net Assets from Contract Transactions	(818)	(1,147)	(39,853)	(216,044)

Total Increase (Decrease) in Net Assets	(65,406)	(52,732)	(31,886)	(1,582,365)

Net Assets as of December 31, 2022:	$187,152	$243,641	$1,247,826	$2,714,712

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

1. Organization

Transamerica Life Insurance Co Separate Account VUL-2 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Lineage.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Funds, Inc.	AB Variable Products Series Funds, Inc.
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Fund	BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
AIM Variable Insurance Funds (Invesco Variable	AIM Variable Insurance Funds (Invesco Variable
Insurance Funds)	Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class A Shares	$315,872	$76,582

AB Large Cap Growth Class A Shares	191,728	24,568

Alger Growth & Income Class I-2 Shares	72,506	21,731

BNY Mellon VIF Appreciation Initial Shares	303,630	21,822

BNY Mellon VIF Opportunistic Small Cap Initial Shares	173,423	19,762

Invesco V.I. High Yield Series I Shares	5,985	2,598

Janus Henderson—Balanced Institutional Shares	91,856	155,849

Janus Henderson—Global Research Institutional Shares	120,763	17,362

MFS® Growth Initial Class	54,179	6,925

MFS® Investors Trust Initial Class	88,492	19,408

MFS® Research Initial Class	53,033	10,210

MS VIF Core Plus Fixed Income Class I Shares	26,466	23,538

MS VIF Emerging Markets Equity Class I Shares	25,023	5,889

MS VIF Global Strategist Class I Shares	51,059	10,109

TA BlackRock Government Money Market Initial Class	19,773	51,660

TA WMC US Growth Initial Class	585,420	264,269

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class A Shares	96	(1,390)	(1,294)	299	(2,295)	(1,996)

AB Large Cap Growth Class A Shares	337	(350)	(13)	104	(10,100)	(9,996)

Alger Growth & Income Class I-2 Shares	45	(356)	(311)	45	(7,196)	(7,151)

BNY Mellon VIF Appreciation Initial Shares	152	(391)	(239)	279	(960)	(681)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	477	(444)	33	404	(1,579)	(1,175)

Invesco V.I. High Yield Series I Shares	9	(77)	(68)	39	(406)	(367)

Janus Henderson - Balanced Institutional Shares	55	(3,096)	(3,041)	419	(3,960)	(3,541)

Janus Henderson - Global Research Institutional Shares	348	(431)	(83)	190	(7,005)	(6,815)

MFS® Growth Initial Class	256	(87)	169	47	(4,231)	(4,184)

MFS® Investors Trust Initial Class	9	(398)	(389)	1	(211)	(210)

MFS® Research Initial Class	25	(183)	(158)	69	(172)	(103)

MS VIF Core Plus Fixed Income Class I Shares	113	(1,058)	(945)	169	(1,356)	(1,187)

MS VIF Emerging Markets Equity Class I Shares	125	(145)	(20)	7	(298)	(291)

MS VIF Global Strategist Class I Shares	359	(388)	(29)	478	(359)	119

TA BlackRock Government Money Market Initial Class	5,129	(38,351)	(33,222)	763,732	(19,146)	744,586

TA WMC US Growth Initial Class	585	(5,789)	(5,204)	105	(8,346)	(8,241)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class A Shares	$4,460	$(64,432)	$(59,972)	$13,413	$(106,540)	$(93,127)

AB Large Cap Growth Class A Shares	13,067	(14,398)	(1,331)	4,332	(436,658)	(432,326)

Alger Growth & Income Class I-2 Shares	1,850	(14,942)	(13,092)	1,786	(290,392)	(288,606)

BNY Mellon VIF Appreciation Initial Shares	6,068	(15,926)	(9,858)	10,766	(41,438)	(30,672)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	18,107	(16,882)	1,225	16,608	(66,855)	(50,247)

Invesco V.I. High Yield Series I Shares	212	(1,706)	(1,494)	906	(9,456)	(8,550)

Janus Henderson - Balanced Institutional Shares	2,368	(141,763)	(139,395)	19,213	(199,701)	(180,488)

Janus Henderson - Global Research Institutional Shares	8,947	(11,672)	(2,725)	5,652	(203,664)	(198,012)

MFS® Growth Initial Class	11,787	(4,159)	7,628	2,483	(212,152)	(209,669)

MFS® Investors Trust Initial Class	292	(14,621)	(14,329)	24	(8,387)	(8,363)

MFS® Research Initial Class	996	(7,324)	(6,328)	2,832	(7,405)	(4,573)

MS VIF Core Plus Fixed Income Class I Shares	2,459	(21,754)	(19,295)	3,896	(31,463)	(27,567)

MS VIF Emerging Markets Equity Class I Shares	3,581	(4,399)	(818)	268	(11,783)	(11,515)

MS VIF Global Strategist Class I Shares	7,047	(8,194)	(1,147)	10,967	(8,361)	2,606

TA BlackRock Government Money Market Initial Class	6,061	(45,914)	(39,853)	908,374	(23,216)	885,158

TA WMC US Growth Initial Class	26,723	(242,767)	(216,044)	5,540	(452,993)	(447,453)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class A Shares
12/31/2022	38,483	$46.55	to	$46.55	$1,791,403	1.40%	0.80%	to	0.80%	(4.96	) %	to	(4.96	) %
12/31/2021	39,777	48.98	to	48.98	1,948,189	0.82	0.80	to	0.80	27.13		to	27.13
12/31/2020	41,773	38.53	to	38.53	1,609,324	1.57	0.80	to	0.80	1.90		to	1.90
12/31/2019	43,360	37.81	to	37.81	1,639,328	1.26	0.80	to	0.80	22.92		to	22.92
12/31/2018	48,254	30.76	to	30.76	1,484,139	1.01	0.80	to	0.80	(6.37)		to	(6.37)
AB Large Cap Growth Class A Shares
12/31/2022	38,265	35.93	to	35.93	1,374,722	-	0.80	to	0.80	(29.08)		to	(29.08)
12/31/2021	38,278	50.66	to	50.66	1,939,061	-	0.80	to	0.80	27.94		to	27.94
12/31/2020	48,274	39.59	to	39.59	1,911,387	-	0.80	to	0.80	34.40		to	34.40
12/31/2019	51,457	29.46	to	29.46	1,515,915	-	0.80	to	0.80	33.62		to	33.62
12/31/2018	59,590	22.05	to	22.05	1,313,818	-	0.80	to	0.80	1.75		to	1.75
Alger Growth & Income Class I-2 Shares
12/31/2022	22,210	39.06	to	39.06	867,480	1.42	0.80	to	0.80	(15.66)		to	(15.66)
12/31/2021	22,521	46.31	to	46.31	1,042,927	1.13	0.80	to	0.80	30.61		to	30.61
12/31/2020	29,672	35.46	to	35.46	1,052,056	1.40	0.80	to	0.80	13.96		to	13.96
12/31/2019	29,839	31.11	to	31.11	928,357	1.61	0.80	to	0.80	28.44		to	28.44
12/31/2018	35,498	24.22	to	24.22	859,898	1.66	0.80	to	0.80	(5.38)		to	(5.38)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	25,229	38.08	to	38.08	960,751	0.67	0.80	to	0.80	(18.72)		to	(18.72)
12/31/2021	25,468	46.85	to	46.85	1,193,193	0.44	0.80	to	0.80	26.11		to	26.11
12/31/2020	26,149	37.15	to	37.15	971,400	0.79	0.80	to	0.80	22.70		to	22.70
12/31/2019	27,090	30.28	to	30.28	820,200	1.15	0.80	to	0.80	35.01		to	35.01
12/31/2018	29,600	22.43	to	22.43	663,791	1.26	0.80	to	0.80	(7.60)		to	(7.60)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	20,853	34.86	to	34.86	727,016	-	0.80	to	0.80	(17.29)		to	(17.29)
12/31/2021	20,820	42.15	to	42.15	877,591	0.11	0.80	to	0.80	15.53		to	15.53
12/31/2020	21,995	36.48	to	36.48	802,478	0.66	0.80	to	0.80	18.93		to	18.93
12/31/2019	21,895	30.68	to	30.68	671,675	-	0.80	to	0.80	20.80		to	20.80
12/31/2018	22,668	25.39	to	25.39	575,617	-	0.80	to	0.80	(19.73)		to	(19.73)
Invesco V.I. High Yield Series I Shares
12/31/2022	5,727	21.09	to	21.09	120,783	4.67	0.80	to	0.80	(10.28)		to	(10.28)
12/31/2021	5,795	23.51	to	23.51	136,219	4.66	0.80	to	0.80	3.55		to	3.55
12/31/2020	6,162	22.70	to	22.70	139,888	5.62	0.80	to	0.80	2.49		to	2.49
12/31/2019	7,633	22.15	to	22.15	169,067	5.87	0.80	to	0.80	12.60		to	12.60
12/31/2018	7,848	19.67	to	19.67	154,366	5.00	0.80	to	0.80	(4.13)		to	(4.13)
Janus Henderson - Balanced Institutional Shares
12/31/2022	44,963	42.89	to	42.89	1,928,608	1.23	0.80	to	0.80	(17.07)		to	(17.07)
12/31/2021	48,004	51.72	to	51.72	2,482,855	0.89	0.80	to	0.80	16.26		to	16.26
12/31/2020	51,545	44.49	to	44.49	2,293,178	1.74	0.80	to	0.80	13.40		to	13.40
12/31/2019	59,855	39.23	to	39.23	2,348,263	1.92	0.80	to	0.80	21.61		to	21.61
12/31/2018	64,954	32.26	to	32.26	2,095,491	2.15	0.80	to	0.80	(0.13)		to	(0.13)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Henderson - Global Research Institutional Shares
12/31/2022	35,430	$24.98	to	$24.98	$884,958	1.06%	0.80%	to	0.80%	(20.06	) %	to	(20.06	) %
12/31/2021	35,513	31.24	to	31.24	1,109,544	0.50	0.80	to	0.80	17.15		to	17.15
12/31/2020	42,328	26.67	to	26.67	1,128,915	0.73	0.80	to	0.80	19.10		to	19.10
12/31/2019	43,874	22.39	to	22.39	982,470	1.00	0.80	to	0.80	28.01		to	28.01
12/31/2018	47,753	17.49	to	17.49	835,353	1.13	0.80	to	0.80	(7.62)		to	(7.62)
MFS® Growth Initial Class
12/31/2022	7,942	41.26	to	41.26	327,653	-	0.80	to	0.80	(32.18)		to	(32.18)
12/31/2021	7,773	60.83	to	60.83	472,831	-	0.80	to	0.80	22.55		to	22.55
12/31/2020	11,957	49.64	to	49.64	593,564	-	0.80	to	0.80	30.80		to	30.80
12/31/2019	12,260	37.95	to	37.95	465,265	-	0.80	to	0.80	37.04		to	37.04
12/31/2018	12,523	27.69	to	27.69	346,798	0.09	0.80	to	0.80	1.84		to	1.84
MFS® Investors Trust Initial Class
12/31/2022	17,886	34.43	to	34.43	615,834	0.67	0.80	to	0.80	(17.16)		to	(17.16)
12/31/2021	18,275	41.56	to	41.56	759,551	0.63	0.80	to	0.80	25.80		to	25.80
12/31/2020	18,485	33.04	to	33.04	610,710	0.63	0.80	to	0.80	12.96		to	12.96
12/31/2019	18,553	29.25	to	29.25	542,659	0.67	0.80	to	0.80	30.53		to	30.53
12/31/2018	20,524	22.41	to	22.41	459,895	0.65	0.80	to	0.80	(6.25)		to	(6.25)
MFS® Research Initial Class
12/31/2022	9,856	37.77	to	37.77	372,313	0.49	0.80	to	0.80	(17.87)		to	(17.87)
12/31/2021	10,014	45.99	to	45.99	460,565	0.54	0.80	to	0.80	23.80		to	23.80
12/31/2020	10,117	37.15	to	37.15	375,861	0.72	0.80	to	0.80	15.66		to	15.66
12/31/2019	10,564	32.12	to	32.12	339,316	0.78	0.80	to	0.80	31.88		to	31.88
12/31/2018	11,057	24.35	to	24.35	269,291	0.69	0.80	to	0.80	(5.14)		to	(5.14)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	20,929	19.61	to	19.61	410,395	3.94	0.80	to	0.80	(15.01)		to	(15.01)
12/31/2021	21,874	23.07	to	23.07	504,697	3.87	0.80	to	0.80	(1.12)		to	(1.12)
12/31/2020	23,061	23.33	to	23.33	538,124	2.84	0.80	to	0.80	6.94		to	6.94
12/31/2019	24,114	21.82	to	21.82	526,187	4.09	0.80	to	0.80	9.99		to	9.99
12/31/2018	25,321	19.84	to	19.84	502,329	2.60	0.80	to	0.80	(1.45)		to	(1.45)
MS VIF Emerging Markets Equity Class I Shares
12/31/2022	6,745	27.75	to	27.75	187,152	0.43	0.80	to	0.80	(25.68)		to	(25.68)
12/31/2021	6,765	37.33	to	37.33	252,558	0.83	0.80	to	0.80	2.16		to	2.16
12/31/2020	7,056	36.54	to	36.54	257,824	1.34	0.80	to	0.80	13.52		to	13.52
12/31/2019	7,804	32.19	to	32.19	251,197	1.08	0.80	to	0.80	18.63		to	18.63
12/31/2018	7,572	27.13	to	27.13	205,464	0.46	0.80	to	0.80	(18.13)		to	(18.13)
MS VIF Global Strategist Class I Shares
12/31/2022	12,776	19.07	to	19.07	243,641	-	0.80	to	0.80	(17.60)		to	(17.60)
12/31/2021	12,805	23.14	to	23.14	296,373	1.81	0.80	to	0.80	7.50		to	7.50
12/31/2020	12,686	21.53	to	21.53	273,119	1.46	0.80	to	0.80	10.03		to	10.03
12/31/2019	12,476	19.57	to	19.57	244,122	1.85	0.80	to	0.80	16.83		to	16.83
12/31/2018	12,376	16.75	to	16.75	207,274	1.15	0.80	to	0.80	(7.26)		to	(7.26)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class
12/31/2022	1,049,105	$1.19	to	$1.19	$1,247,826	1.38%	0.80%	to	0.80%	0.60%	to	0.60%
12/31/2021	1,082,327	1.18	to	1.18	1,279,712	-	0.80	to	0.80	(0.79)	to	(0.79)
12/31/2020	337,741	1.19	to	1.19	402,531	0.29	0.80	to	0.80	(0.51)	to	(0.51)
12/31/2019	504,523	1.20	to	1.20	604,407	1.86	0.80	to	0.80	1.16	to	1.16
12/31/2018	253,913	1.18	to	1.18	300,703	1.77	0.80	to	0.80	0.99	to	0.99

TA WMC US Growth Initial Class
12/31/2022	66,700	40.70	to	40.70	2,714,712	-	0.80	to	0.80	(31.90)	to	(31.90)
12/31/2021	71,904	59.76	to	59.76	4,297,077	0.08	0.80	to	0.80	19.70	to	19.70
12/31/2020	80,145	49.93	to	49.93	4,001,291	0.11	0.80	to	0.80	36.20	to	36.20
12/31/2019	81,286	36.66	to	36.66	2,979,626	0.13	0.80	to	0.80	38.93	to	38.93
12/31/2018	86,857	26.39	to	26.39	2,291,767	0.49	0.80	to	0.80	(0.59)	to	(0.59)

(1)	See Footnote 1

*

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC assumes mortality and expense risk related to the operations of the Separate Account. TLIC deducts a daily charge from each subaccount that is equal, on an annual basis, to 0.80% of the daily net asset value of the subaccount. An administrative expense charge is also deducted by TLIC from each policy on a monthly basis that is equal, on an annual basis, to 0.30% of the monthly accumulation value of the policy.

On a monthly basis, contract accounts are reduced by a fee for the cost of insurance, which varies depending on the type of contract and underwriting class. In addition, for the first ten contract years, an annual fee equal to 0.40% and 0.20% is deducted for distribution expenses and for federal, state, and local taxes, respectively. TLIC reserves the right to impose a withdrawal transaction fee of 2.0% of the amount withdrawn, not to exceed $25. The first 18 transfers in a policy year are free. After that, a transfer charge, not to exceed $25, is deducted from amounts transferred in that policy year. For each projection of value in addition to the annual statement during a contract year, a transaction charge of $25 is deducted from the policy value. Currently, there is no transaction fee for partial withdrawals. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-2

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.